Contingencies, Commitments, and Responsibilities	12 Months Ended
Dec. 31, 2021
Text block [Abstract]
Contingencies, Commitments, and Responsibilities

Note 23 - Contingencies, Commitments, and Responsibilities

a)    Lawsuits and Legal Proceedings

Lawsuits against the Bank with provision

As of the date of issuance of these Consolidated Financial Statements, legal actions have been filed against the Bank and its subsidiaries involving its transactions in the ordinary course of business. They are mainly lawsuits pending against the Bank related to loans and other matters, most of which, according to the Bank’s Legal Services Divisions involved in the suits, present no risk of significant loss.

The amount of the claims amounts to approximately MCh$29,444 as of December 31, 2021 (MCh$22,737 as of December 31, 2020). However, in Management’s opinion based on reports from the Legal Division as of December 31, 2021, it is more likely than not that these lawsuits will not result in significant losses not contemplated by the Bank in these Consolidated Financial Statements. Notwithstanding the above, as of December 31, 2021, provisions of MCh$250 (MCh$545 as of December 31, 2020) are maintained.

Itaú Corpbanca Colombia S.A.

The Bank and its subsidiaries are involved in civil, administrative and labor proceedings. The outstanding civil and administrative proceedings, them are related to banking transactions, and the remaining ones derive from the ownership of leased assets.

Such claims amount, in the aggregate, to MCh$40,813 as of December 31, 2021 (MCh$35,043 as of December, 2020). According to the evaluation of the expected results in each lawsuits the Bank has recorded a provision of MCh$464 as of December 31, 2021 (MCh$94 as of December 31, 2020).

Itaú Administradora General de Fondos S.A.

Itaú Administradora General de Fondos S.A. is being sued in civil and administrative proceedings, which involve mainly transactions associated with funds management. These proceedings amount to a total of MCh$95, plus compensation for damages for a total of MCh$39 as of December 31, 2021 (MCh$0 as of December 31,2020). No provision has been recorded to cover these based on the best possible estimate of the outcome

b)    Commitments

Transaction Agreement

On January 29, 2014, Inversiones Corp Group Interhold Limitada, Inversiones Saga Limitada ( both together “CorpGroup”), Itaú-Unibanco Holding S.A., Corpbanca, and Banco Itaú Chile, subscribed a contract called “Transaction Agreement”, in accordance to the contract, they agreed a strategic association of its operations in Chile and Colombia. This strategic association gave rise to the merger of Corpbanca and Banco Itaú Chile, which was renamed “Itaú Corpbanca” and took place on April 1, 2016.

The Transaction Agreement (from January 2014 and its subsequent modifications) also contemplates that on January 28, 2022 Itaú Corpbanca will purchase from CorpGroup the 12.36% of shares in Itaú Corpbanca Colombia, equivalent to the participation that CorpGroup held (directly or through other entities) in said entity at the merger date, corresponding to 93,306,684 shares. The purchase price agreed will be US$3.5367 per share, amounting to US$329,997,749.30, plus interest from August 4, 2015 until the payment date at an annual interest rate equal to Libor plus 2.7% minus the sum of

Note 23 - Contingencies, Commitments, and Responsibilities, continued

the aggregate amount of dividends paid by Itaú Corpbanca Colombia to CorpGroup for the corresponding shares. This agreement is expressly subject to obtaining the necessary and prior regulatory approvals required in Chile and abroad.

Pursuant to Article 76 of the General Banking Law, investments in shares of banks established abroad are subject to the prior approval of the CMF, as well as the Central Bank of Chile (BCCH), which in turn is subject to compliance with the conditions set forth in Article 78 of the aforementioned law.

Additionally, in the case of banks incorporated in Colombia, a possible acquisition of shares in Itaú Corpbanca Colombia by Itaú Corpbanca is also subject to the prior authorization of the Colombian Financial Superintendency (SFC).

By Resolution No. 8159 dated December 28, 2021, and in accordance with the provisions of Article 76 et seq. of the General Banking Law, the Financial Market Commission authorized Itaú Corpbanca to make investments abroad consisting of: i) incorporating a simplified joint stock company in the Republic of Colombia, called Itaú Holding Colombia S.A.S., as a subsidiary of the Bank; ii) establishing a simplified joint stock company in the Republic of Colombia, called Itaú Holding Colombia S.A.S., as a subsidiary of the Bank; and iii) establishing a simplified joint stock company in the Republic of Colombia, called Itaú Holding Colombia S.A.S., as a subsidiary of the Bank; and ii) to acquire, directly and indirectly, through Itaú Holding Colombia S.A.S., a total of up to 93,306,684 shares of its subsidiary Itaú Corpbanca Colombia S.A., equivalent to 12.36% of its ownership.See also Note – 39 Subsequent Events

Acquisition of the MCC entities

In accordance with the Transaction Agreement executed on January 29, 2014 between Inversiones Corp Group Interhold SpA, Inversiones Saga Limitada (these last two, together “CorpGroup”), Itaú Unibanco Holding S.A., Corpbanca and Banco Itaú Chile, subsequently modified on June 2, 2015 and January 20, 2017, hereinafter the “Transaction Agreement”, Itaú Unibanco Holding S.A. assumed the obligation to transfer to Itaú Corpbanca, and the latter the obligation to acquire, 100% of its shares in MCC Securities Inc., MCC Asesorías S.A., and MCC S.A. Corredores de Bolsa (herein “MCC entities”) in accordance with the terms agreed upon and subject to normal terms and conditions for this kind of transactions.

On May 28, 2019, the Board of Directors of Itaú Corpbanca approved to proceed with the acquisition of the MCC entities, in accordance with the provisions of the Transaction Agreement and in compliance with the provisions of Title XVI of Law No. 18,046 on Corporations.

The acquisition of the shares of the MCC entities by Itaú Corpbanca is subject to the corresponding regulatory approvals, including approval from the Commission for the Financial Market.

Acquisition of 20% ownership in Itaú Corredor de Seguros Colombia S.A.

On November 5, 2019, Itaú Corpbanca committed to acquire 20% of the shares that Helm LLC holds in Itaú Corredor de Seguros de Colombia S.A.

The acquisition of the shares of Itaú Corredor de Seguros de Colombia S.A. by Itaú Corpbanca, is subject to the corresponding regulatory approvals, including the approval from the Commission for the Financial Market. See also Note – 39 Subsequent Events.

Note 23 - Contingencies, Commitments, and Responsibilities, continued

c)	Contingent loans and provisions

The following table contains the amounts for which the Bank and its subsidiaries are contractually obliged to grant loans together with the relevant allowances for loan losses:

	As of December 31,
	2021	2020
	MCh$	MCh$
Collateral and guarantees	552,340	437,396
Confirmed foreign letters of credit	2,756	2,207
Letters of credit issued	291,975	136,561
Documented guarantees	1,800,785	1,407,102
Available on demand credit lines	4,496,446	2,656,219
Other credit commitments	715,621	754,375
Totals	7,859,923	5,393,860

For information on provisions for contingent loans, see Note 21, letter b.

d)    Responsibilities

The Bank and its subsidiaries have the following responsibilities arising from its regular course of business:

	As of December 31,
	2021	2020
	MCh$	MCh$
Third party operations
Collections	18,270	16,540
Transferred financial assets managed by the Bank	1,122,204	1,183,053
Third party funds under management	—	—
Subtotals	1,140,474	1,199,593
Custody of securities
Securities held in custody	3,818,287	2,269,967
Securities held in custody deposited in other entities	245,863	259
Securities issued by the Bank held in custody	100,106	105,585
Subtotals	4,164,256	2,375,811
Totals	5,304,730	3,575,404

Note 23 - Contingencies, Commitments, and Responsibilities, continued

e)    Guarantees, Contingencies and other

Itaú Corpbanca

As a result of the financial needs generated by the Covid-19 pandemic, the Central Bank of Chile (BCCh) has implemented the new Conditional Funding Facility (FCIC) and the Liquidity Credit Line (LCL) as measures to support liquidity and credit access for the Chilean economy. The FCIC program is guaranteed by high credit quality loans and/or bonds issued by the BCCh. The FCIC program provides banks access to 4-year loans at the policy rate, with available funds size increasing as a function of additional loans and financial instruments pledged as collateral.This measure includes the possibility to substitute the financial instruments on which the collateral was initially pledged to the BCCh, if required.

As of December 31, 2021, the bank has endorsed 162 loans to guarantee the use of the Facility of Credit Conditional on the Increase in Loans (FCIC) provided by the BBCh. The principal of the loans amounts to MCh $1,946,822(MCh $1,766,997 as of December 31, 2020), while the credit quality of the loans varies between A1 and A4. Additionally, the bank has also endorsed as guarantee, financial instruments classified in the available for sale portfolio for an amount of MCh$837,869 (MCh$319,213 as of December 31, 2020).

Itaú Corredores de Seguros S.A.

In order to comply with Article 58, letter d) of the Chilean Decree with Force of Law (“DFL”) 251 of 1930, which states that, “Insurance brokers, in order to conduct business, must comply with the requirement of contracting insurance policies as determined by the Commission for the Financial Market (Ex- Superintendency of Securities and Insurance), in order to correctly and fully comply with the obligations arising from its activities and especially regarding damages that may be incurred by insured parties taking policies through the brokerage house,” the subsidiary has renewed the following insurance policies:

Entity	From	To	Amount (UF)	Beneficiary
Consorcio Nacional de Seguros S.A.	04/15/2021	04/14/2022	60.000 & 500	Itaú Corredores de Seguros S.A.

Itaú Corredores de Bolsa Limitada

In order to comply with articles 30 and 31 of Chilean Law 18,045, this subsidiary kept a bank guarantee certificate with the Chilean Electronic Stock Exchange and Santiago Stock Exchange, to ensure the correct and complete fulfillment of its obligations as stockbroker. The beneficiaries are the current or future creditors that the subsidiary has or will have derived from its transactions. The detail of the bank guarantee certificate is as follows:

Entity	From	To	Amount (UF)	Beneficiary
Itaú Corpbanca Chile	04/22/2021	04/22/2022	16,000	Bolsa Electrónica de Chile
Mapfre Compañía de Seguros S.A.	04/22/2020	04/22/2022	4,000	Bolsa de Comercio de Santiago

In addition, the Company has contracted a comprehensive insurance policy to provide for possible situations of operational fidelity. The detail of the comprehensive insurance policy is as follows:

Entity	From	To	Amount (UF)	Beneficiary
Orión Seguros Generales S.A	06/19/2021	06/19/2022	5,000 & 10,000	Bolsa Electrónica de Chile

Note 23 - Contingencies, Commitments, and Responsibilities, continued

The Company pledged the shares of the Santiago Stock Exchange in favor of said company, to guarantee compliance with the obligations with respect to transactions carried out with other brokers. The amount amounts to MCh$8,661 as of December 31, 2021 (MCh$5,325 as of December 31, 2020).

The Broker is registered in the Registry of Portfolio Administrators since November 22, 2017, for which it maintains a guarantee ticket in Itaú Corpbanca with an expiration date of June 18, 2022, for an amount of UF 10,000 as representative of the beneficiaries of the guarantee in articles 98 and 99 of Law No. 20,172, in order to guarantee the faithful and full compliance of the Portfolio Administration obligations.

There are guarantees constituted of US$100,000 equivalent to MCh$84, to guarantee operations with foreign traders, Pershing.

As of December 31, 2021, the Broker maintains in the Santiago Stock Exchange, cash and fixed income securities to guarantee operations in the Securities Clearing and Settlement House for MCh$4,610 (MCh$5,988 as of December 31, 2020).

Itaú Administradora General de Fondos S.A.

During the year 2021, the Company has contracted a guarantee certificate in order to guarantee the faithful fulfillment of the obligations of the Administrator for the administration of third party funds and the indemnification of the damages resulting from its non-compliance in accordance with the provisions of articles 12 and 13 of the Sole Law of Funds No. 20,712.

Below are the guarantee slips and beneficiaries that Corpbanca Administradora General de Fondos S.A. maintains in effect to date, which were required to comply with the obligations of portfolio management contracts, their committees, Funds, payment of labor and social obligations with the contractor’s workers:

Entity	From	To	Amount (UF)	Amount (MCh$)	Beneficiary
Banco Santander Chile	08/30/2017	05/31/2022	15,000	465	Corporación de Fomento de la Producción CORFO
Banco Santander Chile	08/30/2021	05/31/2023	500	15	Corporación de Fomento de la Producción CORFO
Banco Bice	12/30/2021	04/30/2023	500	15	Corporación de Fomento de la Producción CORFO
Banco Bice	12/30/2022	04/30/2024	15,000	465	Corporación de Fomento de la Producción CORFO